Expense Example - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Overseas Fund - Class A
Expense Example:
1 year	$ 682
3 years	908
5 years	1,151
10 years	1,849
Fidelity Advisor Overseas Fund - Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	1,984
Fidelity Advisor Overseas Fund - Class M
Expense Example:
1 year	481
3 years	757
5 years	1,053
10 years	1,895
Fidelity Advisor Overseas Fund - Class I
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor Overseas Fund - Class Z
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	$ 871